OTHER LIABILITIES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	$ 1,002	$ 0
Adoption of IFRS 16		944
Accretion	56	76
Additions	26	670
Repayments	(467)	(662)
Liability adjustment gain	(2)	(26)
Debt obligations, ending	615	1,002
Lease Liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	739	0
Adoption of IFRS 16		944
Accretion	56	76
Additions	26	38
Repayments	(237)	(293)
Liability adjustment gain	(2)	(26)
Debt obligations, ending	582	739
Loan Liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	263	0
Adoption of IFRS 16		0
Accretion	0	0
Additions	0	632
Repayments	(230)	(369)
Liability adjustment gain	0	0
Debt obligations, ending	$ 33	$ 263